Note 2 - Cash, Cash Equivalents and Restricted Cash - Restricted Cash (Details) - AUD ($)		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Restricted cash		$ 35,000		$ 527,148
Restricted cash		$ 320,000	[1]	320,000
Restricted Cash				355,000	$ 847,148
Performance Guarantee [Member]
Restricted cash	[2]			0	527,148
Collateral for Facilities [Member]
Restricted cash	[1]			$ 35,000	$ 0

[1]	Collateral for facilities represents letter of credit for A$35,000 issued in favour of American Express Australia Ltd (current), bank guarantee of A$250,000 for commercial lease of UBS’ premises (non-current) and security deposit on Company’s credit cards of A$70,000 (non-current).
[2]	The performance guarantee represented letter of credit issued in favour of Siemens pursuant to the 2019 Siemens Agreements expired on March 2023.